Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2,000,000	¥ 2,000,000
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,385,143,738	3,355,065,938	3,265,986,486	2,970,573,050
Share capital	¥ 2,000,000	¥ 2,000,000
Class A Ordinary Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,670,004,560	1,325,454,335
Share capital	¥ 1,000,000
Class B Ordinary Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,715,139,178	2,029,611,603
Share capital	¥ 1,000,000	¥ 2,000,000